Regulatory Capital - Schedule of Regulatory Capital Ratio (Details)	Dec. 31, 2023
Broker-Dealer, Net Capital Requirement, SEC Regulation [Abstract]
Basel III Minimums, Total risk-based capital	0.0800
Basel III Minimums, Tier 1 risk-based capital	0.0600
Basel III Minimums, Common equity Tier 1	0.0450
Basel III Minimums, Tier 1 leverage	0.0400
Basel III Requirements, Total risk-based capital	0.1050
Basel III Requirements, Tier 1 risk-based capital	0.0850
Basel III Requirements, Common equity Tier 1	0.0700
Basel III Requirements, Tier 1 leverage	0.0400